Exhibit 99.1

World Omni Select Auto Trust 2021-A

Monthly Servicer Certificate

October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	1,006,492,211.62	38,164
Principal Payments	33,193,764.07	776
Defaulted Receivables	896,749.44	31
Repurchased Accounts	0.00	0
Pool Balance at 10/31/21	972,401,698.11	37,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.64%
Prepayment ABS Speed	1.79%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	23,867,605.01	988
Past Due 61-90 days	5,189,820.19	225
Past Due 91-120 days	557,514.59	22
Past Due 121+ days	0.00	0
Total	29,614,939.79	1,235

Total 31+ Delinquent as % Ending Pool Balance	3.05%
Total 61+ Delinquent as % Ending Pool Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	733,555.16
Aggregate Net Losses/(Gains) - October 2021	163,194.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.19%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	97,240,169.81
Actual Overcollateralization	68,096,370.05
Weighted Average Contract Rate	8.26%
Weighted Average Remaining Term	63.70

Flow of Funds	$ Amount
Collections	40,610,327.16
Investment Earnings on Cash Accounts	159.06
Servicing Fee	(1,048,429.39)
Transfer to Collection Account	-
Available Funds	39,562,056.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	217,314.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,222.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,426.50
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	39,188,793.62
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	39,562,056.83

Servicing Fee	1,048,429.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 10/15/21	943,494,121.68
Principal Paid	39,188,793.62
Note Balance @ 11/15/21	904,305,328.06

Class A-1
Note Balance @ 10/15/21	116,434,121.68
Principal Paid	39,188,793.62
Note Balance @ 11/15/21	77,245,328.06
Note Factor @ 11/15/21	42.6769768%

Class A-2
Note Balance @ 10/15/21	366,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	366,000,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-3
Note Balance @ 10/15/21	270,050,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	270,050,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	61,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	61,020,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	61,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	61,020,000.00
Note Factor @ 11/15/21	100.0000000%

Class D
Note Balance @ 10/15/21	47,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	47,750,000.00
Note Factor @ 11/15/21	100.0000000%

Class E
Note Balance @ 10/15/21	21,220,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	21,220,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	373,263.21
Total Principal Paid	39,188,793.62
Total Paid	39,562,056.83

Class A-1
Coupon	0.09567%
Interest Paid	9,592.13
Principal Paid	39,188,793.62
Total Paid to A-1 Holders	39,198,385.75

Class A-2
Coupon	0.29000%
Interest Paid	88,450.00
Principal Paid	0.00
Total Paid to A-2 Holders	88,450.00

Class A-3
Coupon	0.53000%
Interest Paid	119,272.08
Principal Paid	0.00
Total Paid to A-3 Holders	119,272.08

Class B
Coupon	0.85000%
Interest Paid	43,222.50
Principal Paid	0.00
Total Paid to B Holders	43,222.50

Class C
Coupon	1.09000%
Interest Paid	55,426.50
Principal Paid	0.00
Total Paid to C Holders	55,426.50

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	0.00
Total Paid to D Holders	57,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3702788
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	38.8754574
Total Distribution Amount	39.2457362

A-1 Interest Distribution Amount	0.0529952
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	216.5126719
Total A-1 Distribution Amount	216.5656671

A-2 Interest Distribution Amount	0.2416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2416667

A-3 Interest Distribution Amount	0.4416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4416667

B Interest Distribution Amount	0.7083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7083333

C Interest Distribution Amount	0.9083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.9083333

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	5,305,602.28
Investment Earnings	113.15
Investment Earnings Paid	(113.15)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$11,123,408.62	$10,636,783.04	N/A
Number of Extensions	389	383	N/A
Ratio of extensions to Beginning of Period Receivables Balance	1.11%	1.00%	N/A

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.